Consolidated statement of cash flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (159)	$ (108)	$ (150)
Decrease/(increase) in trade receivables	43	(115)	53
(Decrease)/increase in trade payables	(21)	84	44
Net change in other current assets	127	(26)	83
Net change in other current liabilities	(35)	117	50
Total	$ (45)	$ (48)	$ 80